Schedule of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	2 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	50 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	1 year
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	30 years